Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Interest Payable	$ 21,157	$ 20,138
Voyage and vessel expenses	24,056	25,072
Payroll and benefits	23,117	20,051
Deferred Revenue, Current	5,696	5,715
Other general expenses	2,804	3,171
Income and other tax payable	1,780	1,278
Distributions payable on preferred units	6,279	6,279
Regulatory Liability	41,937	18,356
Accrued liabilities and other (notes 9 and 14)	126,826	100,060
Asset Acquisition [Line Items]
Other general expenses	$ 2,804	$ 3,171